Schedule of Investments
November 30, 2021
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–126.03%(a)
CFCRE Commercial Mortgage Trust,
Series 2018-TAN, Class C, 5.29%, 02/15/2023(b)	$5,000,000	$5,129,182
Series 2018-TAN, Class E, 6.66%, 02/15/2023(b)(c)	5,000,000	5,108,881
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.56%, 04/10/2023(b)(c)(d)	14,500,000	14,768,810
Series 2013-GC17, Class D, 5.10%, 11/10/2023(b)(c)	4,000,000	3,795,400
Series 2014-GC19, Class D, 5.26%, 02/10/2024(b)(c)(d)	1,500,000	1,570,008
Commercial Mortgage Trust,
Series 2012-CR2, Class E, 4.99%, 08/15/2022(b)(c)(d)	1,500,000	1,334,294
Series 2013-CR11, Class D, 5.28%, 09/10/2023(b)(c)(d)	14,523,000	14,455,111
Series 2013-CR6, Class D, 4.22%, 02/10/2023(b)(c)	3,375,000	3,313,093
Series 2013-CR8, Class D, 4.06%, 06/10/2023(b)(c)(d)	6,000,000	6,077,800
Series 2013-CR8, Class E, 4.00%, 06/10/2023(b)(c)	7,000,000	6,948,918
Series 2014-CR14, Class D, 4.75%, 01/10/2024(b)(c)(d)	12,267,000	12,242,100
Series 2014-CR16, Class D, 5.08%, 04/10/2024(b)(c)(d)	12,680,000	12,102,936
Series 2014-LC15, Class D, 5.17%, 03/10/2024(b)(c)(d)	9,010,000	9,066,617
Series 2014-UBS3, Class C, 4.90%, 05/10/2024(c)(d)	10,250,000	10,770,352
DBUBS Mortgage Trust, Series 2011-LC3A, Class E, 3.75%, 08/10/2026(b)(c)	500,000	358,103
FREMF Mortgage Trust,
Series 2014-K36, Class B, 1.11%, 10/25/2023(b)(c)	1,025,000	1,083,320
Series 2015-KF12, Class B, 7.19% (1 mo. USD LIBOR + 7.10%), 07/25/2022(b)(e)	967,952	959,436
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class D, 4.55%, 01/10/2023(b)(c)(d)	6,625,000	6,334,622
Series 2013-GC10, Class XA, IO, 1.62%, 01/10/2023(d)(f)	22,619,879	293,004
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.01% (1 mo. USD LIBOR + 3.92%), 07/15/2022(b)(e)	1,000,000	926,340
GS Mortgage Securities Trust, Series 2013-GC13, Class D, 4.20%, 07/10/2023(b)(c)(d)	11,546,000	5,715,270
Hilton USA Trust,
Series 2016-SFP, Class E, 5.52%, 11/05/2023(b)(d)	8,500,000	8,510,710
Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	2,000,000	2,004,226
Principal Amount		Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class E, 4.83%, 09/15/2022(b)(c)(d)	$4,834,001	$4,389,494
Series 2013-C10, Class D, 4.24%, 02/15/2023(c)(d)	19,348,000	19,369,770
Series 2013-C10, Class E, 3.50%, 02/15/2023(b)(c)	860,000	766,533
Series 2013-C13, Class XA, IO, 0.21%, 06/15/2023(d)(f)	75,783,375	111,894
Series 2013-C13, Class XC, IO, 0.23%, 07/15/2023(b)(f)	69,684,664	158,846
Series 2013-C16, Class D, 5.17%, 11/15/2023(b)(c)(d)	13,875,000	14,235,856
Series 2013-LC11, Class D, 4.30%, 05/15/2023(c)(d)	10,248,000	8,307,452
Series 2018-PHH, Class E, 4.06% (1 mo. USD LIBOR + 2.56%), 06/15/2022(b)(d)(e)	3,000,000	1,215,000
Series 2018-PHH, Class F, 4.66% (1 mo. USD LIBOR + 3.16%), 06/15/2022(b)(e)	2,500,000	656,250
Series 2018-WPT, Class FFX, 5.54%, 07/05/2023(b)(c)	3,500,000	3,536,002
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.24%, 06/15/2023(c)(d)	3,191,933	3,031,418
Series 2014-C19, Class B, 4.39%, 04/15/2024(c)	6,500,000	6,855,670
Series 2014-C19, Class D, 4.81%, 04/15/2024(b)(c)(d)	2,500,000	2,520,625
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA, IO, 1.74%, 06/15/2022(b)(d)(f)	7,892,081	40,130
Series 2013-C10, Class D, 4.21%, 06/15/2023(b)(c)(d)	3,426,000	1,922,253
Series 2013-C13, Class XA, IO, 1.11%, 11/15/2023(d)(f)	35,851,865	535,494
Series 2014-C14, Class D, 5.22%, 02/15/2024(b)(c)(d)	7,579,400	7,816,785
Series 2014-C15, Class D, 5.06%, 04/15/2024(b)(c)(d)	16,500,000	16,862,038
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.22%, 02/10/2023(b)(c)(d)	8,090,000	6,985,417

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Principal Amount		Value
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.97%, 10/15/2022(b)(c)(d)	$5,768,000	$5,664,697
Series 2013-C12, Class E, 3.50%, 03/15/2023(b)	776,000	701,432
Series 2013-C12, Class XA, IO, 1.23%, 03/15/2023(b)(d)(f)	8,920,113	93,741
Series 2013-C13, Class XA, IO, 1.31%, 04/15/2023(b)(d)(f)	19,903,041	241,104
Series 2013-C14, Class D, 4.09%, 06/15/2023(b)(c)(d)	3,400,000	3,026,814
Series 2013-C16, Class E, 3.85%, 10/15/2023(b)	9,450,000	6,774,601
Series 2013-C17, Class D, 5.20%, 11/15/2023(b)(c)(d)	20,419,000	20,493,701
Series 2013-UBS1, Class D, 5.21%, 12/15/2023(b)(c)(d)	5,000,000	5,220,043
Series 2014-C19, Class D, 4.23%, 03/15/2024(b)(d)	10,000,000	9,789,855
Total Asset-Backed Securities (Cost $294,898,832)		284,191,448
Shares
Preferred Stocks–6.59%
Mortgage REITs–6.59%
Chimera Investment Corp., 8.00%, Series D, Pfd.(g)	167,800	4,278,900
Dynex Capital, Inc., 6.90%, Series C, Pfd.(g)	65,000	1,684,800
New Residential Investment Corp., 7.00%, Series D, Pfd.(g)	80,000	1,989,600
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	102,181	2,584,157
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	173,200	4,333,464
Total Preferred Stocks (Cost $14,655,620)		14,870,921
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–1.53%
Homebuilding–1.53%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b) (Cost $3,285,658)	$3,250,000	$3,447,048
U.S. Treasury Securities–0.34%
U.S. Treasury Bills–0.34%
0.02%, 02/17/2022 (Cost $758,923)(h)(i)	759,000	758,921
Shares
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	34	34
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	38	38
Total Money Market Funds (Cost $72)		72
TOTAL INVESTMENTS IN SECURITIES–134.49% (Cost $313,599,105)		303,268,410
REVERSE REPURCHASE AGREEMENTS– (35.48)%		(80,000,000)
OTHER ASSETS LESS LIABILITIES—0.99%		2,229,660
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$225,498,070
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $238,363,442, which represented 105.71% of the Fund’s Net Assets.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$80,000,000	$(80,000,000)	$—

* Amount does not include excess collateral pledged.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,060,238	$7,817,895	$(9,878,099)	$-	$-	$34	$189
Invesco Liquid Assets Portfolio, Institutional Class	1,870,801	5,562,941	(7,433,741)	(806)	805	-	75
Invesco Treasury Portfolio, Institutional Class	2,354,557	8,934,737	(11,289,256)	-	-	38	77
Total	$6,285,596	$22,315,573	$(28,601,096)	$(806)	$805	$72	$341

(k)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	1 Month USD LIBOR	Monthly	(2.12)%	Semi-Annual	12/01/2023	USD	(50,000,000)	$—	$(1,423,682)	$(1,423,682)
Receive	3 Month USD LIBOR	Quarterly	(2.82)	Semi-Annual	12/01/2023	USD	(8,000,000)	—	(325,127)	(325,127)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(1,748,809)	$(1,748,809)

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$284,191,448	$—	$284,191,448
Preferred Stocks	14,870,921	—	—	14,870,921
U.S. Dollar Denominated Bonds & Notes	—	3,447,048	—	3,447,048
U.S. Treasury Securities	—	758,921	—	758,921
Money Market Funds	72	—	—	72
Total Investments in Securities	14,870,993	288,397,417	—	303,268,410
Other Investments - Liabilities*
Swap Agreements	—	(1,748,809)	—	(1,748,809)
Reverse Repurchase Agreements	—	(80,000,000)	—	(80,000,000)
Total Investments	$14,870,993	$206,648,608	$—	$221,519,601

*	Unrealized appreciation (depreciation).
Invesco High Income 2023 Target Term Fund